MORGAN STANLEY DEAN WITTER FUND OF FUNDS                TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000           NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

This annual report to shareholders of Morgan Stanley Dean Witter Fund of Funds (International Portfolio and Domestic Portfolio) covers the 12-month period ended September 30, 2000.

INTERNATIONAL PORTFOLIO

International markets exhibited strong performance through the end of 1999 and in the first quarter of 2000. Emerging and developing markets alike remained impressively solid through the potential Y2K crisis and have reported steadily improving economic data in 2000. In the second half of the period, investors became concerned about corporate profits against a backdrop of slowing global economic growth, causing some problems for global equity markets.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended September 30, 2000, Morgan Stanley Dean Witter Fund of Funds International Portfolio's Class A, B, C and D shares returned 6.19 percent, 5.48 percent, 5.46 percent and 6.56 percent, respectively. During the same period, the Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index returned 3.18 percent. The performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Portfolio's performance to that of the MSCI EAFE Index.

The Portfolio invests its assets among five Morgan Stanley Dean Witter international funds: European Growth Fund, International SmallCap Fund, Japan Fund, Pacific Growth Fund and Latin American Growth Fund. Through the first three quarters of 2000, the underlying funds based in Asia and Europe continued to perform admirably relative to their peers. The international funds the Portfolio may invest in were

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000, CONTINUED

some of the primary beneficiaries of the global healing that occurred in 1999, which the Portfolio was positioned to benefit from. At the end of the Fund's last fiscal year, its managers established a defensive position that cushioned the Portfolio from some volatile swings caused by anxiety over U.S. Federal Reserve Board actions, Y2K and a weak U.S. dollar. However, positions were rebuilt going into 1999's calendar-year end that coincided more closely with our improved outlook for the foreign markets. Domestically, investors seemed comfortable that the Fed's monetary policy decisions would remain gradual and that the U.S. equity markets would not cause too much discomfort to their international counterparts. Furthermore, the U.S. dollar gained strength versus the euro and yen continuing this pattern well into 2000. At year-end 1999, the Fund was weighted heavily in Europe, moderately in Japan and marginally in small-cap and emerging-market underlying funds. By the end of September, the Fund's European position was skimmed to increase its exposure to Asia.

LOOKING AHEAD

We anticipate maintaining the Portfolio's current allocations of an overweighted-to-neutral weighting in Asian-exposed funds, particularly Japan, and a neutral to underweighted stance in European-exposed funds. This decision is heavily rooted in the currency relationship between the yen and the euro. We believe that the Asian countries have been experiencing a genuine recovery that goes beyond trading rallies. The commodities markets are a grave concern at the moment, though the still relatively benign inflationary environments being strictly monitored in the United States and abroad have helped foreign and domestic investors alike gain confidence in the international markets. The economic outlook for countries worldwide remains largely encouraging for this year and next.

DOMESTIC PORTFOLIO

Concerns over potentially higher inflation caused by an overheating U.S. economy prompted the Fed to continue instituting gradual rate hikes into the second quarter of 2000. Although initially the soaring tech stocks seemed invincible, they showed some signs of cracking by the end of the first quarter as old-economy stocks began reemerging as leaders. Leadership of the market changed hands frequently in the second and third quarters, with the end of September finding both the Dow and the Nasdaq in negative territory. The volatility early in the year, caused largely by speculation surrounding the Fed's inflationary-biased monetary policy, died down as the summer went on and inflation fears faded, but continuing turmoil in the market was spurred by negative earnings reports in all sectors.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000, CONTINUED

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended September 30, 2000, Morgan Stanley Dean Witter Fund of Funds Domestic Portfolio's Class A, B, C and D shares returned 20.16 percent, 19.29 percent, 19.23 percent and 20.39 percent, respectively. During the same period, the Standard & Poor's 500 Index returned 13.27 percent, while the Lehman Brothers U.S. Government/Credit Index returned 6.74 percent. The performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Portfolio's performance to that of the S&P and Lehman indexes.

In keeping with its investment strategy, the Domestic Portfolio continues to diversify its portfolio across a fairly large cross-section of Morgan Stanley Dean Witter funds. Retaining that essential diversity, the structure of the Portfolio was shifted in the second half of 1999 away from a relatively large position in equity funds and took advantage of the greater stability offered by cash and fixed-income funds. Once the Y2K concerns disappeared, the Portfolio increased its equity exposure, reallocating assets across the majority of the equity funds. The weightings from the start of the year into the summer months reflected a barbell, with equal allocations to both aggressive growth and deep value. By the end of the third quarter, the Fund had lessened considerably its aggressive growth exposure yet remained heavily invested in the underlying sector funds and value-style funds.

In the months ahead, we anticipate maintaining the Portfolio's current asset mix, although the mix of funds held may change as conditions warrant. The Portfolio will attempt to maintain a cushion for investors against short-term volatility in particular markets and sectors, by careful diversification across investment styles, market caps and asset classes.

LOOKING AHEAD

We believe that several factors will continue to support a strong domestic economy. The Fed can be expected to maintain a gradual and conservative approach to monetary policy in this election year, as it has so far. Once 2001 begins, however, that may no longer be the case. For the markets as a whole, we expect to see ongoing volatility but overall improvement as the outlook for the global economy strengthens and prospects for the domestic fixed-income markets in the coming months continuing to look positive.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Fund of Funds and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER FUND OF FUNDS --
INTERNATIONAL
FUND PERFORMANCE SEPTEMBER 30, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                 CLASS A     CLASS B     CLASS C     CLASS D    MSCI(4)
November 1997       $9,475     $10,000     $10,000     $10,000  $10,000
September 1998      $8,683      $9,113      $9,113      $9,174  $10,151
September 1999     $12,183     $12,676     $12,727     $12,898  $13,293
September 2000  $12,937(3)  $13,070(3)  $13,422(3)  $13,745(3)  $13,716

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                                 AVERAGE ANNUAL TOTAL RETURNS
   ------------------------------------------------------------------------------------------------------------------------
                       CLASS A SHARES*                                               CLASS B SHARES**
   --------------------------------------------------------    ------------------------------------------------------------
   PERIOD ENDED 9/30/00                                        PERIOD ENDED 9/30/00
   ------------------------------                              ----------------------------------
   1 Year                             6.19%(1)     0.62%(2)    1 Year                                 5.48%(1)     0.56%(2)
   Since Inception (11/25/97)        11.56%(1)     9.47%(2)    Since Inception (11/25/97)            10.74%(1)     9.86%(2)

                        CLASS C SHARES+                                                 CLASS D SHARES#
   ----------------------------------------------------------    --------------------------------------------------------------
   PERIOD ENDED 9/30/00                                          PERIOD ENDED 9/30/00
   ------------------------------                                ----------------------------------
   1 Year                              5.46%(1)      4.48%(2)    1 Year                                  6.56%(1)
   Since Inception (11/25/97)         10.89%(1)     10.89%(2)    Since Inception (11/25/97)             11.82%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on September 30, 2000.
(4) The Morgan Stanley Capital International EAFE Index ("MSCI EAFE Index") measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- DOMESTIC
FUND PERFORMANCE SEPTEMBER 30, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                 CLASS A     CLASS B     CLASS C     CLASS D    LEHMAN(4)  S&P 500(5)
November 1997       $9,475     $10,000     $10,000     $10,000    $10,000     $10,000
September 1998      $9,254      $9,717      $9,717      $9,787    $11,060     $10,853
September 1999     $11,567     $12,045     $12,102     $12,262    $10,881     $13,869
September 2000  $13,899(3)  $14,068(3)  $14,430(3)  $14,762(3)    $11,614     $15,710

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                                    AVERAGE ANNUAL TOTAL RETURNS
   ------------------------------------------------------------------------------------------------------------------------------
                        CLASS A SHARES*                                                  CLASS B SHARES**
   ----------------------------------------------------------     ---------------------------------------------------------------
   PERIOD ENDED 9/30/00                                           PERIOD ENDED 9/30/00
   ------------------------------                                 -----------------------------------
   1 Year                          20.16%(1)     13.85%(2)        1 Year                               19.29%(1)     14.29%(2)
   Since Inception (11/25/97)      14.40%(1)     12.26%(2)        Since Inception (11/25/97)           13.57%(1)     12.73%(2)

                      CLASS C SHARES+                                                   CLASS D SHARES#
   ------------------------------------------------------     -------------------------------------------------------------------
   PERIOD ENDED 9/30/00                                       PERIOD ENDED 9/30/00
   --------------------------                                 -----------------------------------
   1 Year                      19.23%(1)     18.23%(2)        1 Year                               20.39%(1)
   Since Inception (11/25/97)  13.75%(1)     13.75%(2)        Since Inception (11/25/97)           14.66%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on September 30, 2000.
(4) The Lehman Brothers U.S. Government/Credit Index (formerly Lehman Brothers Government/Corporate Index) tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-)is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- INTERNATIONAL
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000

NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (98.2%)
2,506,635   Morgan Stanley Dean Witter European Growth Fund Inc....................................  $51,812,138
  177,087   Morgan Stanley Dean Witter International SmallCap Fund.................................    1,928,483
2,892,309   Morgan Stanley Dean Witter Japan Fund..................................................   28,691,700
  683,875   Morgan Stanley Dean Witter Latin American Growth Fund..................................    7,953,472
  198,785   Morgan Stanley Dean Witter Pacific Growth Fund Inc.....................................    2,886,352
                                                                                                     -----------

            TOTAL COMMON STOCKS
            (Cost $98,425,944).....................................................................   93,272,145
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (a) (6.8%)
            U.S. GOVERNMENT AGENCY
$   6,400   Federal National Mortgage Assoc. 6.32% due 10/02/00
              (COST $6,398,876)....................................................................    6,398,876
                                                                                                     -----------

TOTAL INVESTMENTS (COST $104,824,820) (b)..................................................  105.0%    99,671,021

LIABILITIES IN EXCESS OF OTHER ASSETS......................................................   (5.0)    (4,717,235)
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 94,953,786
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized depreciation is $5,153,799.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- DOMESTIC
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000

NUMBER OF
 SHARES                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (92.1%)
 161,075   Morgan Stanley Dean Witter Aggressive Equity Fund........................................  $ 2,738,277
  61,124   Morgan Stanley Dean Witter American Opportunities Fund...................................    2,718,195
  68,091   Morgan Stanley Dean Witter Capital Growth Securities.....................................    1,147,328
 179,056   Morgan Stanley Dean Witter Convertible Securities Trust..................................    3,085,138
     502   Morgan Stanley Dean Witter Developing Growth Securities Trust............................       19,141
  61,166   Morgan Stanley Dean Witter Dividend Growth Securities Inc................................    3,261,966
 249,121   Morgan Stanley Dean Witter Financial Services Trust......................................    3,246,040
     358   Morgan Stanley Dean Witter Growth Fund...................................................        6,926
 153,533   Morgan Stanley Dean Witter Health Sciences Trust.........................................    3,618,772
     517   Morgan Stanley Dean Witter High Yield Securities Inc.....................................        2,113
   1,372   Morgan Stanley Dean Witter Income Builder Fund...........................................       14,215
  90,600   Morgan Stanley Dean Witter Market Leader Trust...........................................    1,840,993
 215,388   Morgan Stanley Dean Witter Natural Resource Development Securities Inc...................    3,196,351
 114,548   Morgan Stanley Dean Witter Special Value Fund............................................    1,415,812
     423   Morgan Stanley Dean Witter U.S. Government Securities Trust..............................        3,689
     165   Morgan Stanley Dean Witter Utilities Fund................................................        3,475
 342,423   Morgan Stanley Dean Witter Value Fund....................................................    3,557,771
       6   Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio....................          222
                                                                                                      -----------

           TOTAL COMMON STOCKS
           (COST $26,713,453).......................................................................   29,876,424
                                                                                                      -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (4.9%)
           U.S. GOVERNMENT AGENCY
$  1,600   Federal National Mortgage Assoc. 6.32% due 10/02/00
             (COST $1,599,719)......................................................................    1,599,719
                                                                                                      -----------

TOTAL INVESTMENTS
(COST $28,313,172) (b).....................................................................   97.0%    31,476,143

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    3.0        982,163
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 32,458,306
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,224,680 and the aggregate gross unrealized depreciation is $61,709, resulting in net unrealized appreciation of $3,162,971.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

                                                                                  INTERNATIONAL   DOMESTIC
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value
  (cost $104,824,820 and $28,313,172, respectively).............................  $ 99,671,021   $31,476,143
Cash............................................................................        79,761        88,557
Receivable for:
    Investments sold............................................................       --            880,544
    Shares of beneficial interest sold..........................................     1,036,667        38,585
Receivable from affiliate.......................................................        27,092        10,606
Prepaid expenses and other assets...............................................        22,921        10,812
Deferred organizational expenses................................................        10,756        10,756
                                                                                  ------------   -----------
     TOTAL ASSETS...............................................................   100,848,218    32,516,003
                                                                                  ------------   -----------
LIABILITIES:
Payable for:
    Investments purchased.......................................................     3,734,548       --
    Shares of beneficial interest repurchased...................................     2,059,521       --
    Plan of distribution fee....................................................        40,794        25,527
Organizational expenses.........................................................        10,756        10,756
Accrued expenses and other payables.............................................        48,813        21,414
                                                                                  ------------   -----------
     TOTAL LIABILITIES..........................................................     5,894,432        57,697
                                                                                  ------------   -----------
     NET ASSETS.................................................................  $ 94,953,786   $32,458,306
                                                                                  ============   ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital.................................................................  $101,213,896   $26,620,164
Net unrealized appreciation (depreciation)......................................    (5,153,799)    3,162,971
Accumulated undistributed net investment income.................................       --            708,139
Accumulated undistributed net realized gain (loss)..............................    (1,106,311)    1,967,032
                                                                                  ------------   -----------
     NET ASSETS.................................................................  $ 94,953,786   $32,458,306
                                                                                  ============   ===========
CLASS A SHARES:
Net Assets......................................................................    $3,366,025    $1,492,674
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................       267,336       120,715
     NET ASSET VALUE PER SHARE..................................................        $12.59        $12.37
                                                                                  ============   ===========
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)..........................        $13.29        $13.05
                                                                                  ============   ===========
CLASS B SHARES:
Net Assets......................................................................   $43,697,135   $28,974,488
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................     3,541,158     2,360,325
     NET ASSET VALUE PER SHARE..................................................        $12.34        $12.28
                                                                                  ============   ===========
CLASS C SHARES:
Net Assets......................................................................    $4,245,659    $1,953,741
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................       343,224       159,014
     NET ASSET VALUE PER SHARE..................................................        $12.37        $12.29
                                                                                  ============   ===========
CLASS D SHARES:
Net Assets......................................................................   $43,644,967       $37,403
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................     3,448,456         3,019
     NET ASSET VALUE PER SHARE..................................................        $12.66        $12.39
                                                                                  ============   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                                                                   INTERNATIONAL   DOMESTIC
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):

INCOME
Dividends........................................................................   $     8,675   $1,006,201
Interest.........................................................................       169,608      105,861
                                                                                    -----------   ----------

     TOTAL INCOME................................................................       178,283    1,112,062
                                                                                    -----------   ----------

EXPENSES
Plan of distribution fee (Class A shares)........................................         6,548        3,061
Plan of distribution fee (Class B shares)........................................       264,437      280,597
Plan of distribution fee (Class C shares)........................................        22,906       16,426
Shareholder reports and notices..................................................        37,040       46,463
Transfer agent fees and expenses.................................................        46,507       31,032
Professional fees................................................................        27,150       27,150
Custodian fees...................................................................        11,573       11,539
Organizational expenses..........................................................         5,007        5,007
Registration fees................................................................        38,727        2,969
Other............................................................................         8,471        8,207
                                                                                    -----------   ----------

     TOTAL EXPENSES..............................................................       468,366      432,451

Less: amounts waived/reimbursed..................................................      (174,475)    (132,367)
                                                                                    -----------   ----------

     NET EXPENSES................................................................       293,891      300,084
                                                                                    -----------   ----------

     NET INVESTMENT INCOME (LOSS)................................................      (115,608)     811,978
                                                                                    -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments..........................................    (2,145,621)   1,494,456
Capital gain distributions received..............................................     1,087,329      473,450
                                                                                    -----------   ----------

     NET REALIZED GAIN (LOSS)....................................................    (1,058,292)   1,967,906

Net change in unrealized appreciation............................................    (5,520,627)   2,612,027
                                                                                    -----------   ----------

     NET GAIN (LOSS).............................................................    (6,578,919)   4,579,933
                                                                                    -----------   ----------

NET INCREASE (DECREASE)..........................................................   $(6,694,527)  $5,391,911
                                                                                    ===========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                          INTERNATIONAL                              DOMESTIC
                              --------------------------------------  --------------------------------------
                                 FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                    ENDED               ENDED               ENDED               ENDED
                              SEPTEMBER 30, 2000  SEPTEMBER 30, 1999  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income
  (loss)....................     $  (115,608)        $    18,007         $   811,978         $   945,796
Net realized gain (loss)....      (1,058,292)            996,778           1,967,906           2,757,235
Net change in unrealized
 appreciation/depreciation..      (5,520,627)            730,380           2,612,027           2,572,316
                                 -----------         -----------         -----------         -----------

     NET INCREASE
     (DECREASE).............      (6,694,527)          1,745,165           5,391,911           6,275,347
                                 -----------         -----------         -----------         -----------

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........          (3,349)           --                   (28,024)            (47,405)
    Class B shares..........          (6,945)           --                  (455,908)           (697,012)
    Class C shares..........          (1,794)           --                   (30,653)            (45,091)
    Class D shares..........          (5,919)           --                      (417)               (493)
Net realized gain
    Class A shares..........         (88,353)           --                  (106,057)            (27,008)
    Class B shares..........        (722,204)           --                (2,514,503)           (499,329)
    Class C shares..........         (53,378)           --                  (134,131)            (32,843)
    Class D shares..........        (102,450)           --                    (1,443)               (259)
                                 -----------         -----------         -----------         -----------

     TOTAL DIVIDENDS AND
     DISTRIBUTIONS..........        (984,392)           --                (3,271,136)         (1,349,440)
                                 -----------         -----------         -----------         -----------
Net increase (decrease) from
  transactions in shares of
  beneficial interest.......      93,937,521           2,996,421           1,853,886          (3,853,481)
                                 -----------         -----------         -----------         -----------

     NET INCREASE...........      86,258,602           4,741,586           3,974,661           1,072,426

NET ASSETS:
Beginning of period.........       8,695,184           3,953,598          28,483,645          27,411,219
                                 -----------         -----------         -----------         -----------

     END OF PERIOD..........     $94,953,786         $ 8,695,184         $32,458,306         $28,483,645
                                 ===========         ===========         ===========         ===========

UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS).............     $  --               $    18,007         $   708,139         $   411,163
                                 ===========         ===========         ===========         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Dean Witter Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), International and Domestic, was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:


     PORTFOLIO                                INVESTMENT OBJECTIVE
International           Seeks long-term capital appreciation by investing in a selection of Underlying Funds which invest their assets primarily in the international equity markets.
Domestic                Seeks to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-income markets.

Each Portfolio offers Class A shares, Class B shares, Class C shares and
Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

(2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio) which will be reimbursed for the full amount thereof, exclusive of amounts waived of $28,488 ($14,244 per Portfolio). Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or Sub-Advisors or Advisor of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for plan of distribution fees) until December 31, 2001. At September 30, 2000, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised International and Domestic that such excess amounts totaled $2,313,477 and $3,177,169, respectively, at September 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

the year ended September 30, 2000, the distribution fee was accrued for International and Domestic Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, and 0.24% and 1.0%, respectively.

The Distributor has informed International and Domestic that for the year ended September 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class B shares -- $38,235 and $106,602, respectively; and Class C shares -- $1,101 and $1,356, respectively; and received $29,002 and $2,724, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2000 aggregated $135,401,166 and $38,777,046, respectively, for International and $129,583,982 and $124,304,094, respectively, for Domestic.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

As of September 30, 2000 International and Domestic had temporary book/tax differences attributable to capital loss deferrals on wash sales and International had permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $115,608.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transaction in shares of beneficial interest were as follows:

                                                         INTERNATIONAL                                DOMESTIC
                                     ------------------------------------------------------  ---------------------------
                                            FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                                                ENDED                       ENDED                       ENDED
                                         SEPTEMBER 30, 2000          SEPTEMBER 30, 1999          SEPTEMBER 30, 2000
                                     ---------------------------  -------------------------  ---------------------------
                                       SHARES         AMOUNT        SHARES        AMOUNT       SHARES         AMOUNT
                                     -----------  --------------  -----------  ------------  -----------  --------------
CLASS A
Sold...............................   3,095,873   $  41,748,112      550,112   $ 6,239,334       42,018   $     489,776
Reinvestment of dividends and
 distributions.....................       6,664          91,630       --           --            10,569         120,168
Redeemed...........................  (2,919,531)    (39,511,352)    (531,386)   (6,100,329)     (26,968)       (310,994)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) -
 Class A...........................     183,006       2,328,390       18,726       139,005       25,619         298,950
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS B
Sold...............................   4,382,892      59,248,295      500,948     5,944,141      648,235       7,552,780
Reinvestment of dividends and
 distributions.....................      49,809         675,406       --           --           218,230       2,476,913
Redeemed...........................  (1,418,103)    (19,045,315)    (333,419)   (3,893,728)    (775,429)     (8,965,556)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) -
 Class B...........................   3,014,598      40,878,386      167,529     2,050,413       91,036       1,064,137
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS C
Sold...............................     447,797       6,019,444       33,776       404,327       75,312         873,909
Reinvestment of dividends and
 distributions.....................       3,771          51,282       --           --            13,457         152,870
Redeemed...........................    (143,358)     (1,897,302)     (10,432)     (120,636)     (48,211)       (555,144)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) -
 Class C...........................     308,210       4,173,424       23,344       283,691       40,558         471,635
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS D
Sold...............................   3,480,368      47,574,594       44,401       542,528        1,528          17,304
Reinvestment of dividends and
 distributions.....................       5,418          74,762       --           --               164           1,860
Redeemed...........................     (81,491)     (1,092,035)      (1,503)      (19,216)      --            --
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase - Class D.............   3,404,295      46,557,321       42,898       523,312        1,692          19,164
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) in Fund....   6,910,109   $  93,937,521      252,497   $ 2,996,421      158,905   $   1,853,886
                                     ==========   =============   ==========   ===========   ==========   =============

                                             DOMESTIC
                                     -------------------------
                                           FOR THE YEAR
                                               ENDED
                                        SEPTEMBER 30, 1999
                                     -------------------------
                                       SHARES        AMOUNT
                                     -----------  ------------
CLASS A
Sold...............................      14,034   $   155,913
Reinvestment of dividends and
 distributions.....................       6,260        67,433
Redeemed...........................     (64,979)     (708,891)
                                     ----------   -----------
Net increase (decrease) -
 Class A...........................     (44,685)     (485,545)
                                     ----------   -----------
CLASS B
Sold...............................     398,969     4,424,123
Reinvestment of dividends and
 distributions.....................      94,800     1,020,047
Redeemed...........................    (742,013)   (8,165,648)
                                     ----------   -----------
Net increase (decrease) -
 Class B...........................    (248,244)   (2,721,478)
                                     ----------   -----------
CLASS C
Sold...............................      22,129       249,660
Reinvestment of dividends and
 distributions.....................       6,918        74,495
Redeemed...........................     (86,673)     (971,366)
                                     ----------   -----------
Net increase (decrease) -
 Class C...........................     (57,626)     (647,211)
                                     ----------   -----------
CLASS D
Sold...............................      --           --
Reinvestment of dividends and
 distributions.....................          70           753
Redeemed...........................      --           --
                                     ----------   -----------
Net increase - Class D.............          70           753
                                     ----------   -----------
Net increase (decrease) in Fund....    (350,485)  $(3,853,481)
                                     ==========   ===========

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                           NET ASSET      NET                                                                   TOTAL
                             VALUE     INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
       YEAR ENDED          BEGINNING     INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
      SEPTEMBER 30         OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL++
CLASS A
1998*                        $10.00      $0.05         $(0.88)       $(0.83)      $(0.09)        --            $(0.09)
1999                           9.08       0.10           3.56          3.66       --             --            --
2000                          12.74       0.03           0.85          0.88        (0.04)        $(0.99)        (1.03)
CLASS B
1998*                         10.00       0.03          (0.91)        (0.88)       (0.09)        --             (0.09)
1999                           9.03       0.02           3.51          3.53       --             --            --
2000                          12.56      (0.08)          0.86          0.78        (0.01)         (0.99)        (1.00)
CLASS C
1998*                         10.00       0.04          (0.92)        (0.88)       (0.09)        --             (0.09)
1999                           9.03       0.07           3.51          3.58       --             --            --
2000                          12.61      (0.08)          0.86          0.78        (0.03)         (0.99)        (1.02)
CLASS D
1998*                         10.00       0.14          (0.96)        (0.82)       (0.09)        --             (0.09)
1999                           9.09       0.23           3.46          3.69       --             --            --
2000                          12.78       0.04           0.89          0.93        (0.06)         (0.99)        (1.05)

--------------------------------------------------------------------------------
 *   For the period November 25, 1997 (commencement of operations) through
     September 30, 1998.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not include any expenses incurred as a result of investment in the
     Underlying Funds.
(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              RATIOS TO AVERAGE NET ASSETS
                                                                          (AFTER EXPENSES WERE ASSUMED) (3)(4)
                                                                          ------------------------------------
                               NET ASSET                    NET ASSETS                              NET
                                 VALUE                        END OF                            INVESTMENT
                                END OF          TOTAL         PERIOD                              INCOME
                                PERIOD         RETURN+       (000'S)         EXPENSES             (LOSS)
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL++
CLASS A
1998*                         $     9.08         (8.36)%(1)  $    596            0.25%(2)           1.01%(2)
1999                               12.74         40.31          1,074            0.24               0.91
2000                               12.59          6.19          3,366            0.24               0.12
CLASS B
1998*                               9.03         (8.87)(1)      3,241            0.94(2)            0.32(2)
1999                               12.56         39.09          6,615            1.00               0.15
2000                               12.34          5.48         43,697            1.00              (0.64)
CLASS C
1998*                               9.03         (8.87)(1)        105            0.92(2)            0.34(2)
1999                               12.61         39.65            442            0.77               0.38
2000                               12.37          5.46          4,246            1.00              (0.64)
CLASS D
1998*                               9.09         (8.26)(1)         11         --                    1.26(2)
1999                               12.78         40.59            564         --                    1.15
2000                               12.66          6.56         43,645         --                    0.36

                                RATIOS TO AVERAGE NET ASSETS
                           (BEFORE EXPENSES WERE ASSUMED) (3)(4)
                           --------------------------------------
                                                      NET
                                                   INVESTMENT        PORTFOLIO
                                                     INCOME          TURNOVER
                               EXPENSES              (LOSS)            RATE
-------------------------  ---------------------------------------------------
INTERNATIONAL++
CLASS A
1998*                             6.16%(2)           (4.90)%(2)         135%(1)
1999                              1.34               (0.19)             154
2000                              0.60               (0.24)              85
CLASS B
1998*                             6.91(2)            (5.65)(2)          135(1)
1999                              2.10               (0.95)             154
2000                              1.36               (1.00)              85
CLASS C
1998*                             6.91(2)            (5.65)(2)          135(1)
1999                              1.87               (0.72)             154
2000                              1.36               (1.00)              85
CLASS D
1998*                             5.91(2)            (4.65)(2)          135(1)
1999                              1.10                0.05              154
2000                              0.36                0.00               85

--------------------------------------------------------------------------------
 *   For the period November 25, 1997 (commencement of
++   The per share amounts were computed using an average
 +   Does not reflect the deduction of sales charge. Calculated
(1)  Not annualized.
(2)  Annualized.
(3)  Does not include any expenses incurred as a result of
(4)  Reflects overall Fund ratios for investment income and non-class

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS, CONTINUED

                           NET ASSET                                                                            TOTAL
                             VALUE        NET       NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
       YEAR ENDED          BEGINNING   INVESTMENT  AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
      SEPTEMBER 30         OF PERIOD     INCOME      GAIN(LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
DOMESTIC ++
CLASS A
1998*                        $10.00      $0.21         $(0.44)       $(0.23)    $    (0.05)      --          $    (0.05)
1999                           9.72       0.46           1.93          2.39          (0.36)   $    (0.21)         (0.57)
2000                          11.54       0.38           1.83          2.21          (0.29)        (1.09)         (1.38)
CLASS B
1998*                         10.00       0.14          (0.42)        (0.28)         (0.05)      --               (0.05)
1999                           9.67       0.35           1.94          2.29          (0.29)        (0.21)         (0.50)
2000                          11.46       0.30           1.81          2.11          (0.20)        (1.09)         (1.29)
CLASS C
1998*                         10.00       0.13          (0.41)        (0.28)         (0.05)      --               (0.05)
1999                           9.67       0.40           1.94          2.34          (0.28)        (0.21)         (0.49)
2000                          11.52       0.31           1.80          2.11          (0.25)        (1.09)         (1.34)
CLASS D
1998*                         10.00       0.22          (0.43)        (0.21)         (0.05)      --               (0.05)
1999                           9.74       0.46           1.96          2.42          (0.39)        (0.21)         (0.60)
2000                          11.56       0.48           1.75          2.23          (0.31)        (1.09)         (1.40)

--------------------------------------------------------------------------------
 *   For the period November 25, 1997 (commencement of operations) through
     September 30, 1998.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not include any expenses incurred as a result of investment in the
     Underlying Funds.
(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                             RATIOS TO AVERAGE NET ASSETS (AFTER
                                                                                EXPENSES WERE ASSUMED) (3)(4)
                               NET ASSET                     NET ASSETS      ------------------------------------
                                 VALUE                         END OF                                    NET
                                END OF          TOTAL          PERIOD                                 INVESTMENT
                                PERIOD         RETURN+         (000'S)             EXPENSES             INCOME
-----------------------------------------------------------------------------------------------------------------
DOMESTIC ++
CLASS A
1998*                         $     9.72         (2.33)%(1)  $    1,359                 0.22%(2)         2.21%(2)
1999                               11.54         25.00            1,097                 0.23             3.92
2000                               12.37         20.16            1,493                 0.24             3.35
CLASS B
1998*                               9.67         (2.83)(1)       24,338                 0.92(2)          1.51(2)
1999                               11.46         23.96           26,007                 1.00             3.15
2000                               12.28         19.29           28,974                 1.00             2.59
CLASS C
1998*                               9.67         (2.83)(1)        1,702                 0.92(2)          1.51(2)
1999                               11.52         24.55            1,364                 0.54             3.61
2000                               12.29         19.23            1,954                 1.00             2.59
CLASS D
1998*                               9.74         (2.13)(1)           12            --                    2.43(2)
1999                               11.56         25.28               15            --                    4.15
2000                               12.39         20.39               37            --                    3.59

                           RATIOS TO AVERAGE NET ASSETS (BEFORE
                              EXPENSES WERE ASSUMED) (3)(4)
                           ------------------------------------
                                                       NET           PORTFOLIO
                                                   INVESTMENT         TURNOVER
                               EXPENSES              INCOME             RATE
-------------------------  ----------------------------------------------------
DOMESTIC ++
CLASS A
1998*                            1.15%(2)               1.28%(2)         227%(1)
1999                             0.67                   3.48             295
2000                             0.67                   2.92             434
CLASS B
1998*                            1.90(2)                0.53(2)          227(1)
1999                             1.44                   2.71             295
2000                             1.43                   2.16             434
CLASS C
1998*                            1.90(2)                0.53(2)          227(1)
1999                             0.98                   3.17             295
2000                             1.43                   2.16             434
CLASS D
1998*                            0.90(2)                1.53(2)          227(1)
1999                             0.44                   3.71             295
2000                             0.43                   3.16             434

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER FUND OF FUNDS:

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Dean Witter Fund of Funds (the "Fund"), comprising, respectively, the International Portfolio and the Domestic Portfolio (the "Portfolios"), including the portfolios of investments, as of September 30, 2000, and the related statements of operations and of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 1999 and the financial highlights for each of the respective stated periods ended September 30, 1999 were audited by other independent accountants whose report, dated November 8, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Morgan Stanley Dean Witter Fund of Funds as of September 30, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 9, 2000

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

        ----------------------------------------------------------------
                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended September 30, 2000, Morgan Stanley Dean Witter Fund of Funds (the "Fund") paid the following per share amounts from long- term capital gains: $0.34 to Domestic Portfolio shareholders and $0.19 to International Portfolio shareholders. For such period, 3.54% of the income dividends paid to Domestic Portfolio shareholders qualified for the dividends received deduction available to corporations.

       Of the Fund's ordinary income dividends paid during the fiscal year ended September 30, 2000, the following percentages were attributable to qualifying Federal obligations: 2.49% for Domestic Portfolio shareholders and 3.85% for International Portfolio shareholders. Please consult your tax advisor to determine if any portion of the dividends received is exempt from state income tax.
       ------------------------------------------------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                        MORGAN STANLEY
Wayne E. Hedien                                      DEAN WITTER
James F. Higgins                                     FUND OF FUNDS
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT                                     [PHOTO - DESCRIPION TO COME]

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048








This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


ANNUAL REPORT

SEPTEMBER 30, 2000